Impact of New Accounting Standards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jul. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Financial assets	$ 22,893		$ 20,008
Available for sale	1,122		1,199
Impact of applying this change would have been to increased/(reduce) revenue	(20,742)	$ (20,526)	(43,129)
Impact of applying this change would have been to increased/(reduce) expenses	13,695	13,697	27,527
Impact on profit after tax	4,149	2,574	4,823
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Impact of applying this change would have been to increased/(reduce) revenue		251	509
Impact of applying this change would have been to increased/(reduce) expenses		251	509
Impact on profit after tax		$ 0	$ 0
Impact on the basic and diluted earnings per ordinary share		$ 0	$ 0
Impact of adopting IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Expected credit loss provision	$ (7)			$ (7)
Cumulative cost of hedging				176
IAS 39 [member] | Loans and receivables [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets			$ 17,700
IAS 39 [member] | Non-current other investments [member] | Non-current investment in shares [member]
Disclosure of initial application of standards or interpretations [line items]
Available for sale			47
IAS 39 [member] | Non-current investment in shares [member] | Available for sale securities [member]
Disclosure of initial application of standards or interpretations [line items]
Available for sale			$ 33
IFRS 9 [member] | Financial assets held at amortised cost [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets				17,700
IFRS 9 [member] | Non-current other investments [member] | Financial assets held at fair value through profit or loss [member]
Disclosure of initial application of standards or interpretations [line items]
Available for sale				47
IFRS 9 [member] | Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member]
Disclosure of initial application of standards or interpretations [line items]
Available for sale				$ 33